CONDENSED CONSOLIDATED BALANCE SHEETS (Q1) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Aug. 19, 2020
Current assets
Cash	$ 263,247	$ 575,739		$ 1,478,928
Prepaid expenses	6,667	9,167		295,658
Total Current Assets	269,914	584,906		1,774,586
Marketable investments held in Trust Account	175,126,678	175,110,029		175,089,531
TOTAL ASSETS	175,396,592	175,694,935		176,864,117
Current liabilities
Accrued expenses	4,233,547	2,785,180		126,944
Accrued offering costs	350,000	350,000		350,000
Total Current Liabilities	4,583,547	3,135,180		476,944
Deferred underwriting fee payable	6,037,500	6,037,500		6,037,500
Warrant Liabilities	9,912,695	18,637,420		28,062,924
Total Liabilities	20,533,742	27,810,100		34,577,368
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 17,250,000 shares at $10.15 per share at March 31, 2022 and December 31, 2021	175,087,500	175,087,500		175,087,500
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0	0		0
Additional paid-in capital	0	0		0
Accumulated deficit	(20,225,081)	(27,203,096)		(32,801,182)
Total Shareholders' Deficit	(20,224,650)	(27,202,665)	$ (22,214,409)	(32,800,751)	$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	175,396,592	175,694,935		176,864,117
Class A Ordinary Shares [Member]
Shareholders' Deficit
Ordinary shares	0	0		0
Class B Ordinary Shares [Member]
Shareholders' Deficit
Ordinary shares	$ 431	$ 431		$ 431